UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-07532
                                   ---------


                          Municipal Advantage Fund Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices) (Zip code)


   Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
   -------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: October 31
                         ----------

Date of reporting period: October 31
                          ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO SHAREHOLDERS


                                                                   Annual Report
                                                                        10.31.03


MUNICIPAL ADVANTAGE FUND INC.



[MAF LOGO]
                       CONTENTS

                       Letter to Shareholders .................................1
                       Performance Summary and Statistics .....................2
                       Schedule of Investments ..............................3-8
                       Statement of Assets and Liabilities ....................9
                       Statement of Operations ...............................10
                       Statement of Changes in Net Assets ....................11
                       Notes to Financial Statements ......................12-14
                       Financial Highlights ..................................15
                       Report of Independent Auditors ........................16
                       Tax Information, Dividend Reinvestment
                         and Cash Purchase Plan/Other Information ............17
                       Board of Directors ....................................18
                       Privacy Policy ........................................19



                                                                       P I M C O
                                                                       ---------
                                                                        ADVISORS

MUNICIPAL ADVANTAGE FUND INC. LETTER TO SHAREHOLDERS



                                                                December 3, 2003



Dear Shareholder:

We are pleased to provide you with the annual report of Municipal Advantage Fund Inc. (the "Fund") for the fiscal year ended October 31, 2003.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-426-5523. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager and OpCap Advisors LLC, the Fund's investment adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/s/ Stephen Treadway                          /s/ Brian S. Shlissel
--------------------                          ---------------------
Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER




                           | 10.31.03 | Municipal Advantage Fund Annual Report 1

MUNICIPAL ADVANTAGE FUND INC. PERFORMANCE SUMMARY AND STATISTICS
October 31, 2003 (unaudited)


SYMBOL:                          PRIMARY INVESTMENTS:      INCEPTION DATE:
MAF                              Municipal fixed-income    April 30, 1993
                                 securities, the interest
OBJECTIVE:                       from which is exempt      TOTAL NET ASSETS (1):
Municipal Advantage Fund Inc.    from federal income tax.  $163.3 million
seeks a high level of current
income exempt from federal                                 PORTFOLIO MANAGER:
income tax.                                                Matthew Greenwald


AVERAGE ANNUAL TOTAL RETURN (2):                 Market Price              NAV
--------------------------------------------------------------------------------
1 year                                           11.04%                    6.75%
3 years                                          12.47%                    8.68%
5 years                                          5.58%                     5.32%
10 years                                         6.23%                     6.02%


WEEKLY COMMON SHARE PRICE PERFORMANCE:         PORTFOLIO STATISTICS:
Commencement of Operations (4/30/93)           ---------------------------------
to 10/31/03                                    Market Price              $13.57
[ ] at Market Price                            ---------------------------------
[ ] at NAV                                     Net Asset Value           $14.93
                                               ---------------------------------
                                               Market Price Yield (3)     6.63%
                                               ---------------------------------


          [DATA BELOW REPRESENTS A LINE CHART IN THE ORIGINAL PIECE.]

      At Market
        Price         At NAV
      ---------       ------
4/30/93  15           14.04
         15           14.09
         15           14.08
         15           13.98
         15           14.1
         15           14.11
         15           14.17
         15           14.22
         15           14.33
         15           14.23
         15           14.26
         14.75        14.21
         14.75        13.96
         14.375       14.06
         14.25        14.16
         14.625       14.36
         14.5         14.52
         14.5         14.57
         14.75        14.73
         14.5         14.91
         14.25        14.76
         14.125       14.73
         14.5         14.74
         14.375       14.81
         14.375       14.98
         14.25        14.84
         14.125       14.75
         14.125       14.38
         14           14.4
         13.875       14.29
         13.625       14.37
         14           14.46
         14.125       14.63
         13.5         14.53
         13.875       14.63
         13.875       14.64
         13.875       14.67
         14.125       14.61
         14           14.67
         13.875       14.85
         13.875       14.72
         13.875       14.55
         13.625       14.35
         13.375       14.06
         13.125       13.7
         13.125       13.53
         13           13.64
         12.75        13.46
         12.25        12.89
         12           12.8
         11.875       12.74
         12           12.88
         12           12.83
         11.875       12.65
         11.875       12.6
         11.75        12.84
         11.875       13.04
         12.375       13.27
         12.25        13.35
         12.125       13.12
         12           12.83
         11.875       12.69
         11.75        12.69
         11.625       12.84
         11.25        12.89
         11.5         13.1
         11.375       12.95
         11.125       12.72
         11.125       12.89
         11           12.97
         11.125       13.08
         11           12.77
         10.625       12.61
         10.125       12.49
         10.25        12.44
         10.375       12.22
         10.375       12.38
         10           12.16
         9.875        11.79
         9.5          11.32
         9            10.95
         9.625        10.8
         10.125       11.02
         10.25        11.54
         10.125       11.52
         10           11.76
         9.875        11.7
         9.875        11.79
         10.5         11.86
         10.375       12.07
         10.375       12.06
         10.875       12.25
         11.375       12.66
         11.25        12.71
         11           12.8
         11.25        12.95
         11.375       12.95
         11.375       12.9
         11.125       13.1
         11.25        13.09
         11.25        13.12
         11.375       13.29
         11.375       13.31
         11.25        13.31
         11.125       12.99
         11.125       13.24
         11.5         13.3
         11.375       13.42
         11.5         13.59
         11.875       13.82
         11.625       13.54
         11.625       13.31
         11.625       13.58
         11.5         13.21
         11.625       13.53
         11.75        13.59
         11.75        13.13
         11.125       13.21
         11.375       13.13
         11.375       12.94
         11.25        12.95
         11.25        13.17
         11.375       13.46
         11.375       13.52
         11.25        13.59
         11.375       13.31
         11.25        13.44
         11.375       13.6
         11.5         13.78
         11.625       13.73
         11.5         13.72
         11.625       13.89
         11.75        13.8
         11.625       13.91
         11.75        13.92
         12.125       14.19
         12           14.3
         11.875       14.1
         11.875       14.19
         11.875       14.33
         12           14.24
         12           14.15
         12.125       14.29
         12.25        14.23
         12.375       14.29
         12.5         14.42
         12.25        14.29
         12.125       14.13
         12           14.1
         11.5         13.65
         11.375       13.31
         11.625       13.58
         11.5         13.6
         11.625       13.55
         11.25        13.42
         11.375       13.52
         11.375       13.53
         11.125       13.19
         11.25        13.37
         11.375       13.53
         11.375       13.61
         11.375       13.36
         11.25        13.2
         11.125       13.26
         11.25        13.28
         11.5         13.54
         11.125       13.19
         11.125       13.49
         11.375       13.57
         11.5         13.63
         12           13.88
         11.875       14.02
         11.75        13.86
         11.75        13.71
         11.625       13.58
         11.625       13.54
         11.625       13.79
         11.5         13.65
         11.75        13.84
         12           14.04
         11.875       13.89
         12           13.85
         11.875       13.77
         11.75        13.96
         11.875       14.07
         12           14.04
         12.125       14.11
         12.125       14.26
         12           14.08
         11.875       13.97
         11.625       13.99
         11.75        14.08
         11.875       13.98
         11.875       13.84
         11.875       13.82
         12           13.81
         11.875       13.93
         12.125       14.09
         12           14.2
         12.125       14.14
         12.125       14.04
         12.25        14
         12.125       13.87
         12.25        13.82
         12.25        13.68
         12.125       13.64
         11.875       13.55
         11.875       13.65
         12.125       13.64
         12.25        13.86
         12.25        13.94
         12.25        13.97
         12.25        14
         12.25        14.05
         12.375       14.19
         12.625       14.31
         12.625       14.34
         12.625       14.22
         13.25        14.51
         13.25        14.55
         13.0625      14.67
         13.125       14.64
         13.1875      14.45
         13.0625      14.39
         12.875       14.34
         13           14.4
         13.25        14.43
         13.25        14.42
         13.0625      14.55
         13.4375      14.56
         13.5         14.63
         13.1875      14.47
         13.375       14.37
         13.3125      14.47
         13.1875      14.64
         13.1875      14.57
         13           14.56
         13.25        14.64
         13.25        14.67
         13.3125      14.76
         13.25        14.83
         13.625       14.91
         13.6875      14.94
         13.8125      14.97
         13.8125      15.18
         13.875       15.12
         13.75        14.99
         13.625       15.05
         13.75        15.02
         13.75        15.04
         13.8125      15.04
         13.6875      14.95
         13.5625      14.83
         13.9375      14.88
         13.625       14.94
         13.4375      14.92
         13.5         15.06
         13.5         14.88
         13.3125      14.77
         13.1875      14.75
         13.125       14.8
         13.0625      14.84
         13.1875      14.92
         13.25        15.01
         13.4375      15.01
         13.625       15.04
         13.625       14.98
         13.5         14.97
         13.5625      14.99
         13.6875      15.04
         13.5625      14.91
         13.625       14.96
         13.6875      14.96
         13.5625      15.02
         13.5         15.07
         13.6875      15.17
         13.625       15.26
         13.4375      15.19
         13.625       15.25
         13.5625      15.24
         13.6875      15.32
         14.1875      15.54
         14.0625      15.28
         14.1875      15.36
         14.125       15.2
         14.125       15.24
         14.1875      15.11
         14.1875      15.12
         14.1875      15.18
         14.375       15.19
         14.375       15.27
         14.25        15.32
         14.375       15.22
         14.25        15.09
         14.375       15.16
         14.4375      15.13
         14           15.14
         14.125       15.19
         14           15.3
         14.0625      15.19
         13.875       15.11
         13.9375      15.16
         13.875       15.11
         13.9375      15.06
         13.875       15.1
         13.625       15.09
         13.625       15.04
         13.75        15.01
         13.75        15.09
         13.375       15.01
         13.5         14.99
         13.25        14.96
         13.3125      14.88
         13.1875      14.71
         13.1875      14.75
         13.0625      14.71
         13           14.64
         12.5625      14.39
         12.625       14.41
         12.5         14.25
         12.75        14.32
         12.75        14.33
         12.75        14.37
         12.75        14.33
         12.875       14.21
         12.6875      13.98
         12.1875      13.7
         12.375       13.69
         12.375       13.84
         12.4375      13.76
         12.125       13.78
         12           13.66
         11.75        13.66
         11.875       13.52
         11.9375      13.47
         11.5625      13.22
         11.375       13.09
         11.75        13.18
         11.9375      13.41
         12           13.39
         12.25        13.38
         12.0625      13.34
         11.8125      13.3
         11.875       13.31
         11.6875      13.07
         11.4375      12.99
         11.5625      13.02
         11.6875      12.95
         11.75        12.84
         11.6875      12.77
         11.875       12.78
         12           12.87
         11.9375      12.84
         11.75        12.9
         11.375       13.01
         11.25        13.08
         11.0625      13.15
         11.0625      13.22
         11.125       13.43
         11.1875      13.43
         11.5         13.52
         11.3125      13.4
         11.4375      13.31
         11.4375      13.18
         11.3125      12.86
         11.125       12.73
         11.0625      12.7
         10.875       12.83
         11.3125      13.1
         11.1875      13.23
         11.25        13.36
         11.0625      13.33
         11.125       13.39
         11.5625      13.5
         11.6875      13.54
         11.5625      13.51
         11.5         13.57
         11.5         13.65
         11.6875      13.73
         11.75        13.72
         11.6875      13.81
         11.75        13.83
         11.875       13.85
         11.875       13.71
         11.75        13.62
         11.6875      13.6
         11.4375      13.59
         11.375       13.62
         11.3125      13.71
         11.375       13.75
         11.4375      13.73
         11.4375      13.7
         11.375       13.69
         11.3125      13.75
         11.375       13.85
         11.4375      14.08
         11.5         14.24
         11.875       14.35
         12.125       14.36
         12.4375      14.58
         12.5         14.54
         12.5625      14.53
         12.5625      14.35
         12.75        14.47
         12.95        14.49
         12.81        14.38
         12.8         14.35
         12.89        14.42
         12.84        14.48
         12.85        14.53
         12.7         14.57
         12.55        14.49
         12.57        14.43
         12.58        14.27
         12.4         14.1
         12.34        14.1
         12.44        14.09
         12.37        14.21
         12.39        14.16
         12.34        14.21
         12.34        14.22
         12.39        14.25
         12.33        14.29
         12.38        14.4
         12.45        14.36
         12.53        14.38
         12.7         14.34
         12.78        14.34
         12.67        14.33
         12.63        14.48
         12.72        14.55
         12.77        14.62
         12.97        14.71
         12.97        14.77
         13           14.81
         13.09        14.89
         13.08        14.87
         12.55        14.6
         12.75        14.66
         13.26        14.85
         12.94        14.71
         13           14.74
         13.05        14.82
         13.2         14.98
         13.2         14.67
         12.98        14.55
         13.01        14.54
         12.84        14.27
         12.61        14.18
         12.95        14.19
         12.96        14.22
         13.04        14.3
         13           14.5
         13.18        14.56
         13.12        14.44
         13.23        14.5
         13.31        14.57
         13.31        14.53
         13.12        14.64
         13.25        14.63
         13           14.37
         12.82        14.21
         12.63        14.14
         12.72        14.14
         12.66        14.26
         12.65        14.31
         12.66        14.29
         12.72        14.39
         12.76        14.4
         12.86        14.43
         13           14.33
         12.89        14.22
         12.79        14.37
         12.96        14.46
         13.09        14.48
         13.12        14.55
         13.18        14.58
         13.24        14.57
         13.3         14.59
         13.39        14.68
         13.35        14.73
         13.44        14.81
         13.53        14.79
         13.73        14.84
         13.48        14.81
         13.45        14.81
         13.55        14.9
         13.75        15.11
         13.85        15.13
         13.81        15.28
         13.82        15.3
         13.97        15.35
         13.97        15.31
         13.7         15.16
         12.95        14.64
         12.7         14.57
         13.15        14.81
         13.15        14.98
         13.1         14.76
         12.98        14.67
         13.09        14.64
         13.14        14.8
         13.09        14.81
         13.09        14.91
         13.23        15
         13.3         15.09
         13.25        15
         13.06        14.88
         12.96        14.83
         13.05        14.89
         13.24        14.88
         13.44        14.94
         13.47        14.92
         13.38        14.99
         13.47        15.19
         13.55        15.3
         13.59        15.22
         13.51        14.78
         13.62        15
         13.75        15.09
         13.76        14.99
         13.57        14.95
         13.7         15.04
         13.7         15.19
         13.97        15.23
         13.94        15.39
         14.18        15.56
         14.17        15.68
         14.31        15.6
         14.35        15.67
         14.35        15.79
         14.2         15.41
         14.18        15.29
         14.21        15.27
         14.11        15.21
         13.53        14.98
         13.49        14.82
         13.63        14.42
         13.51        14.68
         13.42        14.39
         13.41        14.46
         13.16        14.53
         13.41        14.63
         13.5         14.8
         13.68        14.91
         13.53        15
         13.55        14.93
         13.6         14.77
         13.4         14.71
         13.5         14.91
10/31/03 13.57        14.93

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend payable to common shareholders by the market price per common share at October 31, 2003.


2 Municipal Advantage Fund Annual Report | 10.31.03 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2003

  Principal
   Amount                                                                  Credit Rating*
    (000)                                                                   (Moody's/S&P)       Value**
---------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS--98.3%

               ALABAMA--0.7%
  $1,000       State Docks Dept. Fac. Rev., 6.15%, 10/1/14 (MBIA) +            Aaa/AAA       $  1,125,540
                                                                                             ============
               ARIZONA--1.8%
   2,540       State Univ. Rev., 5.50%, 7/1/17 (FGIC)                          Aaa/AAA          2,804,846
                                                                                             ============
               CALIFORNIA--2.0%
   1,000       Burbank Redev. Agcy., 6.00%, 12/1/13                             A3/A-           1,024,110
   1,000       Foothill/Eastern Corridor Agcy., Toll Rd. Rev.,
                  5.75%, 1/15/40                                              Baa3/BBB-         1,011,630
   1,000       State Dept. Water Res. Rev.,
                  5.50%, 5/1/16, Ser. A (AMBAC)                                Aaa/AAA          1,105,950
                                                                                             ------------
                                                                                                3,141,690
                                                                                             ============
               COLORADO--4.0%
               Denver City & Cnty. Airpt. Rev., (MBIA),
   1,500          5.60%, 11/15/25, Ser. C +                                    Aaa/AAA          1,549,740
   3,000          5.75%, 11/15/17, Ser. B +                                    Aaa/AAA          3,266,160
   1,500       Denver Convention Center Auth. Rev., 5.00%, 12/1/21,
                  Ser. A (XLCA)                                                Aaa/AAA          1,541,820
                                                                                             ------------
                                                                                                6,357,720
                                                                                             ============
               DISTRICT OF COLUMBIA--1.4%
               State GO,
     955          5.25%, 6/1/27, Ser. A (MBIA)
                  (Pre-refunded @ 101, 6/1/08) ++                              Aaa/AAA            974,482
     145          5.25%, 6/1/27 Ser. A (MBIA)                                  Aaa/AAA            164,646
   1,000       World Wildlife Fund, 6.00%, 7/1/18, Ser. A (AMBAC)              Aaa/AAA          1,137,720
                                                                                             ------------
                                                                                                2,276,848
                                                                                             ============
               FLORIDA--0.7%
   1,000       Jacksonville Port. Auth. Airpt. Rev.,
                  6.25%, 10/1/24, Ser. A (FGIC) +                              Aaa/AAA          1,099,760
                                                                                             ============
               GEORGIA--2.6%
   1,000       Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A                   A3/NR           1,069,940
   1,750       Cherokee Cnty. Water & Sewer Auth. Rev.,
                  5.50%, 8/1/23 (MBIA)                                         Aaa/AAA          1,931,125
   1,050       Municipal Elec. Auth., 5.00%, 11/1/06, Ser. A (MBIA)            Aaa/AAA          1,150,695
                                                                                             ------------
                                                                                                4,151,760
                                                                                             ============
               HAWAII--2.7%
   1,000       State Airpt. Syst. Rev., 5.75%, 7/1/21, Ser. A (FGIC)           Aaa/AAA          1,093,410
   3,000       State Dept. of Budget & Finance, Hawaiian Elec. Co.,
                  5.75%, 12/1/18, Ser. B (AMBAC)+                              Aaa/AAA          3,262,830
                                                                                             ------------
                                                                                                4,356,240
                                                                                             ============
               ILLINOIS--9.1%
   1,145       Chicago O' Hare Intl. Airpt. Rev.,
                  5.50%, 1/1/15 (AMBAC)                                        Aaa/AAA          1,255,905



                           | 10.31.03 | Municipal Advantage Fund Annual Report 3

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2003

  Principal
   Amount                                                                  Credit Rating*
    (000)                                                                   (Moody's/S&P)       Value**
---------------------------------------------------------------------------------------------------------

               ILLINOIS--(CONTINUED)
  $1,000       Chicago Wastewater Transmission Rev.,
                  6.00%, 1/1/17, (MBIA) (Pre-refunded @ 101,
                  1/1/10) ++                                                   Aaa/AAA       $  1,177,260
   1,000       Chicago Water Rev., 5.25%, 11/1/17 (FGIC)                       Aaa/AAA          1,075,120
   1,000       Health Facs. Auth. Rev., Centegra Health Syst.,
                  5.25%, 9/1/24                                                 NR/A-             948,600
   1,000       Madison & St. Clair Cmnty. School Dist., GO,
                  5.50%, 2/1/16 (FGIC)                                         Aaa/AAA          1,105,240
   1,100       McHenry & Lake Cntys. Cmnty. High School Dist., GO,
                  5.125%, 1/1/19 (FGIC)                                         Aaa/NR          1,157,563
   2,500       Metropolitan Pier & Exposition Auth.,
                  5.25%, 6/15/27, Ser. A (AMBAC)                               Aaa/AAA          2,554,450
   1,005       Regional Transmission Auth.,
                  5.50%, 6/1/16, Ser. B (FGIC)                                 Aaa/AAA          1,135,861
   2,300       State GO, 5.50%, 4/1/16                                         Aaa/AAA          2,532,323
   1,500       State Sales Tax Rev., 5.375%, 6/15/16                           Aa3/AAA          1,644,990
                                                                                             ------------
                                                                                               14,587,312
                                                                                             ============
               INDIANA--2.5%
   1,000       Indianapolis Local Pub. Impt., 5.00%, 2/1/17, Ser. A            Aaa/AAA          1,054,540
   1,040       Indianapolis Marion Cnty. Pub., GO, 5.00%, 7/1/20               Aa2/AAA          1,067,914
   1,795       Merrillville School Bldg. Corp., 5.00%, 1/5/21 (MBIA)           Aaa/AAA          1,837,380
                                                                                             ------------
                                                                                                3,959,834
                                                                                             ============
               KENTUCKY--2.0%
   1,000       Louisville & Jefferson Cnty. Metropolitan Sewer
                  & Drain Syst., 6.50%, 5/15/24, Ser. A (AMBAC)
                  (Pre-refunded @ 102, 11/15/04) ++                            Aaa/AAA          1,076,250
   2,125       Louisville & Jefferson Cnty. Reg. Airpt. Auth. Syst. Rev.,
                  5.375%, 7/1/23, Ser. A (FSA) +                               Aaa/AAA          2,174,194
                                                                                             ------------
                                                                                                3,250,444
                                                                                             ============
               LOUISIANA--1.0%
   1,500       New Orleans GO, 6.125%, 10/1/16 (AMBAC)                         Aaa/AAA          1,640,940
                                                                                             ============
               MASSACHUSETTS--7.5%
     540       State College Bldg. Auth. Proj. Rev.,
                  5.625%, 5/1/16, Ser. A (MBIA)                                 Aaa/NR            626,092
   1,500       State GO, 5.50%, 11/1/20 Ser. C                                  Aa2/AA-         1,707,795
               State Health & Educ. Fac. Auth. Rev.,
   1,000          5.125%, 7/1/19, Ser. B                                        Aa3/AA-         1,023,800
   2,250          6.25%, 12/1/22, Ser. G-1                                       A2/A           2,358,270
   5,000       State Higher Educ. Dev. Fin. Agy. Rev., Smith College,
                  5.75%, 7/1/29                                                 Aa1/AA          5,870,950
               State Water Poll. Abatement Trust, Ser. A,
     300          6.375%, 2/1/15 (Pre-refunded @ 102, 2/1/04)++                Aaa/AA+            310,020
      90          6.375%, 2/1/15                                               Aaa/AA+             92,912
                                                                                             ------------
                                                                                               11,989,839
                                                                                             ============



4 Municipal Advantage Fund Annual Report | 10.31.03 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2003

  Principal
   Amount                                                                  Credit Rating*
    (000)                                                                   (Moody's/S&P)       Value**
---------------------------------------------------------------------------------------------------------

               MICHIGAN--5.9%
  $1,065       Bloomingdale Pub. School Dist., No. 16, GO,
                  5.50%, 5/1/19                                                Aaa/AAA       $  1,167,922
   1,400       Garden City School Dist., GO, 5.50%, 5/1/17                     Aaa/AAA          1,547,980
   2,000       Grand Valley Univ. Rev., 5.50%, 2/1/18 (FGIC)                   NR/AAA           2,261,600
   1,075       Lincoln School Dist., GO, 5.50%, 5/1/19                         Aaa/AAA          1,178,888
   2,000       State Hospital Fin. Auth. Rev.,
                  8.125%, 10/1/21 (Pre-refunded @ 102, 10/1/05) ++              NR/AAA          2,296,340
   1,000       State Poll. Control. Rev., Gen. Motors Corp.,
                  6.20%, 9/1/20                                                Baa1/BBB         1,027,140
                                                                                             ------------
                                                                                                9,479,870
                                                                                             ============
               NEVADA--3.4%
   1,100       Clark Cnty. Park & Regl. Justice Ctr., 5.50%, 11/1/17            Aa2/AA          1,220,604
   2,000       Clark Cnty. Passenger Fac. Charge Rev.,
                  (MBIA), 5.75%, 7/1/23                                        Aaa/AAA          2,113,980
               Housing Div. Rev.,
     185          5.65%, 4/1/22, Ser. A.                                         NR/AA            187,272
     750          5.95%, 4/1/22                                                 Aa2/AA            807,960
     635          6.125%, 4/1/22, Ser. B-2 (FHA)                                Aa2/AA            660,133
     435          6.20%, 4/1/17, Ser. B-1 (AMBAC)                              Aaa/AAA            438,976
                                                                                             ------------
                                                                                                5,428,925
                                                                                             ============
               NEW HAMPSHIRE--0.9%
   1,000       Higher Educ. & Health Fac. Auth. Rev.,
                  6.125%, 10/1/13                                               A3/NR           1,023,150
               State Housing Finance Auth.,
     190          6.50%, 7/1/14, Ser. D +                                       Aa2/NR            199,454
     135          6.90%, 7/1/19, Ser. C +                                       Aa2/NR            136,845
                                                                                             ------------
                                                                                                1,359,449
                                                                                             ============
               NEW JERSEY--2.5%
   1,000       Economic Dev. Auth. Heating & Cooling Rev.,
                  6.20%, 12/1/07, Ser. B +                                     NR/BBB-            999,330
   2,000       State Transportation Syst.,
                  6.00%, 12/15/15, Ser. B (MBIA)                               Aaa/AAA          2,380,500
     750       Tobacco Settlement Fin. Corp., 6.75%, 6/1/39                    Baa2/BBB           680,392
                                                                                             ------------
                                                                                                4,060,222
                                                                                             ============
               NEW YORK--9.8%
   1,000       Central Islip Union Free School Dist., GO,
                  4.00%, 7/15/20, Ser. B (MBIA)                                 Aaa/NR            920,640
     425       Long Island Pwr. Auth. Elec. Syst. Rev.,
                  5.00%, 6/1/06, Ser. B                                         Baa1/A-           455,672
               Metropolitan Trans. Auth., Ser. A,
   5,000          5.00%, 11/15/30 (FSA)                                        Aaa/AAA          5,043,300
   1,000          5.50%, 11/15/14 (AMBAC)                                      Aaa/AAA          1,140,460
   1,000          5.75%, 1/1/16                                                 A3/AA-          1,133,140



                           | 10.31.03 | Municipal Advantage Fund Annual Report 5

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2003

  Principal
   Amount                                                                  Credit Rating*
    (000)                                                                   (Moody's/S&P)       Value**
---------------------------------------------------------------------------------------------------------

               NEW YORK--(CONTINUED)
               State GO,
  $  750          5.25%, 9/15/33, Ser. C                                         A2/A        $    758,018
   1,000          6.00%, 8/1/14, Ser. H                                          A2/A           1,113,410
      15       State Medical Care Fac. Fin. Agcy. Rev.,
                  6.50%, 8/15/24                                                 A3/AA-            15,939
   1,000       State Mtg. Agcy. Rev., 5.80%, 10/1/12                             Aa1/NR         1,041,880
   1,000       State Urban Dev. Corp. Rev., Personal Income Tax,
                  5.50%, 3/15/18, Ser. C-1 (FGIC)                               Aaa/AAA         1,106,340
   2,825       Triborough Bridge & Tunnel Auth. Revs.,
                  5.125%, 11/15/29, Ser. B                                       Aa3/AA-        2,872,968
                                                                                             ------------
                                                                                               15,601,767
                                                                                             ============
               NORTH DAKOTA--1.0%
               State Housing Fin. Agcy. Rev.,
   1,008          5.50%, 7/1/18, Ser. C +                                        Aa2/NR         1,041,970
     530          5.85%, 7/1/10, Ser. A +                                        Aa2/NR           551,544
                                                                                             ------------
                                                                                                1,593,514
                                                                                             ============
               OHIO--2.1%
   1,155       Akron Sewer Syst. Rev., 5.25%, 12/1/18 (MBIA)                   Aaa/NR           1,243,046
   1,000       Hamilton Cnty. Sewer Syst. Rev.,
                  5.75%, 12/1/25, Ser. A (MBIA)                                Aaa/AAA          1,091,080
     885       Summit Cnty., GO, 6.25%, 12/1/15 (FGIC)                         Aaa/AAA          1,073,443
                                                                                             ------------
                                                                                                3,407,569
                                                                                             ============
               PENNSYLVANIA--2.0%
   2,000       Allegheny Cnty. Hosp. Dev. Auth.,
                  6.00%, 7/1/23, Ser. B (MBIA)                                 Aaa/AAA          2,300,340
     845       South Wayne Cnty. Water and Sewer,
                  5.95%, 10/15/13 (AMBAC)                                      Aaa/AAA            963,849
                                                                                             ------------
                                                                                                3,264,189
                                                                                             ============
               SOUTH CAROLINA--2.5%
   1,250       Charleston Cnty., GO, 6.125%, 9/1/13                            Aa1/AA+          1,456,712
   1,000       State Public Service Auth. Rev., 5.75%, 1/1/15, Ser. A (MBIA)   Aaa/AAA          1,126,510
   1,450       York Cnty. Ind. Rev., 5.70%, 1/1/24 +                           Baa2/BBB         1,434,456
                                                                                             ------------
                                                                                                4,017,678
                                                                                             ============
               SOUTH DAKOTA--0.7%
     960       Heartland Consumer Pwr. Dist. Rev., 7.00%,1/1/16                Aaa/AAA          1,158,960
                                                                                             ============
               TENNESSEE--1.2%
     765       Housing Dev. Agcy., 6.375%, 7/1/22 +                             Aa2/AA            776,444
     960       Memphis-Shelby Cnty. Airpt. Auth. Rev.,
                  6.25%, 3/1/15, Ser. D (AMBAC) +                              Aaa/AAA          1,074,624
                                                                                             ------------
                                                                                                1,851,068
                                                                                             ============
               TEXAS--15.8%
   1,000       Alliance Airpt. Auth. Rev., Fed. Express Corp.,
                  6.375%, 4/1/21                                                Baa2/BBB        1,049,330



6 Municipal Advantage Fund Annual Report | 10.31.03 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2003

  Principal
   Amount                                                                  Credit Rating*
    (000)                                                                   (Moody's/S&P)       Value**
---------------------------------------------------------------------------------------------------------

               TEXAS--(CONTINUED)
  $1,195       Arlington GO, 5.00%, 8/15/16                                     Aa2/AA       $  1,254,917
   1,000       Corpus Christi Refin. & Impt., GO, 5.00%, 3/1/21 (FSA)          Aaa/AAA          1,022,720
   2,000       Cypress-Fairbanks Indpt. School Dist., GO,
                  5.50%, 2/15/17                                               Aaa/AAA          2,200,380
   1,000       Denton Cnty. GO, 5.00%, 7/15/16 (AMBAC)                         Aaa/AAA          1,049,900
   3,400       Fort Bend Indpt. School Dist., GO, 5.25%, 8/15/18                NR/AAA          3,638,748
   1,900       Hays Indpt. School Dist., GO, 5.50%, 8/15/09                    Aaa/AAA          2,165,449
   1,250       Houston Indpt. School Dist., GO, 4.75%, 2/15/22, Ser. A         Aaa/AAA          1,245,375
   1,000       Houston Univ. Rev., 5.25%, 2/15/17 (MBIA)                       Aaa/AAA          1,076,410
               Houston Water Conveyance Syst., CP, (AMBAC)
   1,000          6.25%, 12/15/14, Ser. J                                      Aaa/AAA          1,192,410
   1,400          7.50%, 12/15/15, Ser. H                                      Aaa/AAA          1,818,152
   1,500       Port Houston Auth., Harris Cnty., GO, 5.75%, 10/1/17 +           Aa1/AA+         1,548,990
   1,000       South San Antonio Indpt. School Dist., GO,
                  5.00%, 8/15/21                                               Aaa/AAA          1,026,400
     595       State Housing Fin. Assist, GO, 5.15%, 6/1/24, Ser. A             Aa1/AA            627,814
     500       State Pub. Fin. Auth. Bldg. Rev.,
                  5.625%, 8/1/19, Ser. B (FSA)                                 Aaa/AAA            550,435
   2,000       Texas Tech Univ. Rev., 5.50%, 8/15/18 (MBIA)                    Aaa/AAA          2,174,440
               Water Dev. Board Rev.,
   1,000          5.75%, 7/15/14, Ser. B                                       Aaa/AAA          1,116,200
     400          5.75%, 7/15/17, Ser. A                                       Aaa/AAA            452,456
                                                                                             ------------
                                                                                               25,210,526
                                                                                             ============
               UTAH--1.9%
   2,000       State Go, Ser. A, 5.00%, 7/1/15                                 Aaa/AAA          2,175,660
               State Housing Fin. Agcy., (FHA),
     140          6.35%, 7/1/11                                                 Aaa/NR            140,815
     650          6.55%, 1/1/22-7/1/26                                         Aaa/AAA            661,070
                                                                                             ------------
                                                                                                2,977,545
                                                                                             ============
               VERMONT--0.4%
     690       Housing Fin. Agcy., 5.70%, 5/1/12, Ser. 9 (MBIA) +              Aaa/AAA            713,350
                                                                                             ============
               VIRGINIA--2.6%
   3,000       Commonwealth Trans. Board Rev., U.S. Rte. 58,
                  5.25%, 5/15/16                                                Aa1/AA+         3,264,840
   1,000       Virginia Beach GO, Ser. A, 4.25%, 5/1/23                         Aa1/AA+           939,300
                                                                                             ------------
                                                                                                4,204,140
                                                                                             ============
               WASHINGTON--4.8%
   1,205       Franklin Cnty. Pub. Util. Rev., 5.625%, 9/1/15 (MBIA)            Aaa/AAA         1,351,793
   1,500       Port Seattle Rev., 5.625%, 2/1/24, Ser. B (MBIA)                 Aaa/AAA         1,558,065
   1,000       Seattle Museum Dev. Auth., 6.30%, 7/1/13                         Aa1/AAA         1,033,060
     500       State GO, 5.00%, 1/1/17, Ser. R-03-A (MBIA)                      Aaa/AAA           525,620
   3,000       State GO, Motor Vehicle Dept., 5.625%, 7/1/25, Ser. B            Aa1/AA+         3,196,710
                                                                                             ------------
                                                                                                7,665,248
                                                                                             ============



                           | 10.31.03 | Municipal Advantage Fund Annual Report 7

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2003

  Principal
   Amount                                                                  Credit Rating*
    (000)                                                                   (Moody's/S&P)       Value**
---------------------------------------------------------------------------------------------------------

               WEST VIRGINIA--1.3%
  $2,000       Braxton Cnty. Solid Waste Disp. Rev., Weyerhaeuser Co.,
                  6.125%-6.50%, 4/1/25-4/1/26 +                                 Baa2/BBB     $  2,047,740
                                                                                             ============
               WISCONSIN--0.8%
   1,305       State GO, 5.30%, 5/1/23, Ser. B +                                 Aa3/AA-        1,310,390
                                                                                             ============
               WYOMING--0.7%
   1,000       Student Loan Corp. Rev., 6.20%, 6/1/24, Ser. A                     NR/AA         1,061,310
                                                                                             ============
               Total Municipal Bonds (cost-$150,017,521)                                      157,156,233
                                                                                             ============
 OTHER MUNICIPAL BONDS--1.7%
               PUERTO RICO--1.7%
   2,460       Commonwealth Hwy. & Transportation Auth Rev.,
                  5.25%, 7/1/10 (FGIC) (cost-$2,799,974)                        Aaa/AAA         2,791,288
                                                                                             ============
TOTAL INVESTMENTS (cost-$152,817,495oo)--100%                                                $159,947,521
                                                                                             ============


--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

*    Unaudited

** Long-term debt securities are valued by an independent pricing service authorized by the Board of Directors.

+    Subject to alternative minimum tax

++ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

oo The cost basis of portfolio securites for federal income tax purposes is $152,817,495. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $7,588,336; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $458,310; net unrealized appreciation for federal income tax purpose is $7,130,026.


--------------------------------------------------------------------------------
GLOSSARY:

AMBAC--insured by American Municipal Bond Assurance Corp.
CP--Certificates of Participation
FGIC--insured by insured Financial Guaranty Insurance Co.
FHA--insured by Federal Housing Administration
FSA--insured by Financial Security Assurance, Inc.
GO--General Obligation Bonds
MBIA--insured by Municipal Bond Investors Assurance
NR--Not Rated
XLCA--insured by XL Capital Assurance




                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

8 Municipal Advantage Fund Annual Report | 10.31.03 |

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003


ASSETS:
Investments, at value (cost-$152,817,495)                           $159,947,521
-----------------------------------------------------------------   ------------
Cash                                                                     280,883
-----------------------------------------------------------------   ------------
Interest receivable                                                    2,630,592
-----------------------------------------------------------------   ------------
Receivable for investments sold                                        1,200,806
-----------------------------------------------------------------   ------------
Prepaid expenses                                                          13,338
-----------------------------------------------------------------   ------------
Total Assets                                                         164,073,140
=================================================================   ============

LIABILITIES:
Dividends payable to common and preferred shareholders                   558,551
-----------------------------------------------------------------   ------------
Investment management fee payable                                         82,934
-----------------------------------------------------------------   ------------
Accrued expenses                                                         116,960
-----------------------------------------------------------------   ------------
Total Liabilities                                                        758,445
-----------------------------------------------------------------   ------------
PREFERRED STOCK ($0.001 PAR VALUE AND $50,000 NET ASSET AND
LIQUIDATION VALUE PER SHARE APPLICABLE TO 1,100 SHARES ISSUED
AND OUTSTANDING)                                                      55,000,000
-----------------------------------------------------------------   ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        $108,314,695
=================================================================   ============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
COMMON STOCK:
  Par value ($0.001 per share, applicable to 7,257,093 shares
  issued and outstanding)                                           $      7,257
-----------------------------------------------------------------   ------------
  Paid-in-capital in excess of par                                   100,618,353
-----------------------------------------------------------------   ------------
Undistributed net investment income                                      154,518
-----------------------------------------------------------------   ------------
Accumulated net realized gain                                            404,541
-----------------------------------------------------------------   ------------
Net unrealized appreciation of investments                             7,130,026
-----------------------------------------------------------------   ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        $108,314,695
=================================================================   ============
NET ASSET VALUE PER COMMON SHARE                                          $14.93
=================================================================   ============





                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           | 10.31.03 | Municipal Advantage Fund Annual Report 9

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF OPERATIONS
Year ended October 31, 2003


INVESTMENT INCOME:
Interest                                                             $8,082,697
=================================================================   ============

EXPENSES:
Investment management fees                                              982,607
-----------------------------------------------------------------   ------------
Auction agent fees and commissions                                      147,012
-----------------------------------------------------------------   ------------
Audit and tax service fees                                               78,785
-----------------------------------------------------------------   ------------
New York Stock Exchange listing fee                                      46,250
-----------------------------------------------------------------   ------------
Custodian fees                                                           44,212
-----------------------------------------------------------------   ------------
Transfer agent fees                                                      37,204
-----------------------------------------------------------------   ------------
Reports to shareholders                                                  36,665
-----------------------------------------------------------------   ------------
Legal fees                                                               35,790
-----------------------------------------------------------------   ------------
Directors' fees and expenses                                             28,660
-----------------------------------------------------------------   ------------
Insurance expense                                                         5,847
-----------------------------------------------------------------   ------------
Investor relations expense                                                3,142
-----------------------------------------------------------------   ------------
Miscellaneous                                                            16,947
-----------------------------------------------------------------   ------------
Total expenses                                                        1,463,121
-----------------------------------------------------------------   ------------
Less: expense offset                                                     (2,142)
=================================================================   ============
   Net expenses                                                       1,460,979
=================================================================   ============

NET INVESTMENT INCOME                                                 6,621,718
=================================================================   ============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
  Investments                                                         1,001,615
-----------------------------------------------------------------   ------------
  Futures contracts                                                     164,310
-----------------------------------------------------------------   ------------
Net change in unrealized appreciation/depreciation of investments       (82,365)
-----------------------------------------------------------------   ------------
Net realized and unrealized gain on investments and futures
contracts                                                             1,083,560
=================================================================   ============
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS       7,705,278
=================================================================   ============
DIVIDENDS ON PREFERRED STOCK FROM NET INVESTMENT INCOME                (604,891)
=================================================================   ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                                 $7,100,387
=================================================================   ============




                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

10 Municipal Advantage Fund Annual Report | 10.31.03 |

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF CHANGES IN NET ASSETS
                              APPLICABLE TO COMMON SHAREHOLDERS

                                                                   Year ended     Year ended
                                                                   October 31,    October 31,
                                                                      2003           2002
                                                                   -----------    -----------

INVESTMENT OPERATIONS:
Net investment income                                             $  6,621,718   $  7,227,439
----------------------------------------------------------------  ----------------------------
Net realized gain on investments and futures contracts               1,165,925         85,434
----------------------------------------------------------------  ----------------------------
Net change in unrealized appreciation/depreciation of investments      (82,365)      (270,395)
----------------------------------------------------------------  ----------------------------
Net increase in net assets resulting from investment operations      7,705,278      7,042,478
----------------------------------------------------------------  ----------------------------
DIVIDENDS ON PREFERRED STOCK FROM NET INVESTMENT INCOME               (604,891)      (832,810)
================================================================  ============================
Net increase in net assets applicable to common shareholders
  resulting from investment operations.                               7,100,387     6,209,668
----------------------------------------------------------------  ----------------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME         (6,458,814)    (6,070,558)
================================================================  ============================
Total increase in net assets applicable to common shareholders         641,573        139,110
----------------------------------------------------------------  ----------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                                  107,673,122    107,534,012
----------------------------------------------------------------  ----------------------------
End of year (including undistributed net investment income of
  $154,518, and $596,505, respectively)                           $108,314,695   $107,673,122
================================================================  ============================





                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                          | 10.31.03 | Municipal Advantage Fund Annual Report 11

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2003


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Municipal Advantage Fund Inc. (the "Fund") was incorporated in the State of Maryland on February 23, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant  accounting  policies  followed by the
Fund:

(a) VALUATION OF INVESTMENTS

The Fund determines its net asset value at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Debt securities are valued by an independent pricing service approved by the Board of Directors. Certain fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Any security or financial instrument for which market quotations are not readily available is valued as determined in good faith under procedures established by the Board of Directors. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

(b) FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

(c) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts and premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(d) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in-capital in excess of par.




12 Municipal Advantage Fund Annual Report | 10.31.03 |

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2003


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (concluded)

(e) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Fund invests in futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. The use of futures involves the risk of imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts. The Fund did not have any futures contracts outstanding at October 31, 2003.

(f) CUSTODY CREDITS EARNED ON CASH BALANCES

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND INVESTMENT ADVISER

The Fund has an Investment Management Agreement with PIMCO Advisors Fund Management LLC (the "Investment Manager"). The Investment Manager, among other things, supervises the Fund's investment program, including advising and consulting with OpCap Advisors LLC (the "Investment Adviser") regarding the Fund's overall investment strategy. The Investment Manager and Investment Adviser are indirect-wholly-owned subsidiaries of Allianz Dresdner Asset Management of America L.P. ("ADAM"). ADAM is an indirect-majority-owned subsidiary of Allianz AG. The Investment Manager, for its services, receives a monthly fee at an annual rate of 0.60% of the Fund's average weekly net assets, inclusive of net assets attributable to any preferred stock that may be outstanding. The Investment Adviser receives from the Investment Manager (not the Fund) a monthly fee at an annual rate of 0.36% of the Fund's average weekly net assets, inclusive of net assets attributable to any preferred stock that may be outstanding. The Investment Manager informed the Fund that it paid the Investment Adviser $589,564 for the year ended October 31, 2003.

3. INVESTMENTS IN SECURITIES

For the year ended October 31, 2003, aggregate purchases and sales of investments, other than short-term securities, were $42,331,278 and $36,129,678, respectively.

4. INCOME TAX INFORMATION

The tax character of dividends paid were:

                                          Year Ended         Year Ended
                                       October 31, 2003   October 31, 2002
                                       ----------------   ----------------

               Ordinary Income           $   12,483         $   18,359
               Tax Exempt Income         $7,051,222         $6,885,009

At October 31, 2003, the tax character of distributable earnings of $559,059 was composed of $154,518 of tax exempt income and $404,541 of long-term capital gains.

During the year ended October 31, 2003 the Fund utilized $761,384 of capital losses carried over from prior years.





                          | 10.31.03 | Municipal Advantage Fund Annual Report 13

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2003


5. CAPITAL

There are 100 million shares of $0.001 par value common stock authorized.

For the years ended October 31, 2003 and October 31, 2002, there were no transactions in shares of common stock.

6. AUCTION RATE PREFERRED STOCK

The Fund has issued 1,100 shares of Preferred Stock with a net asset and liquidation value of $50,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. The annualized dividend rate ranged from 0.849% to 1.42% during the year ended October 31, 2003 and was 0.849% at October 31, 2003. Distributions of net realized gains, if any, are paid annually to Preferred Stockholders.

The Fund is subject to certain limitations and restrictions while Preferred Stock is outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Stock at its liquidation value.

The Preferred Stock, which is entitled to one vote per share, generally votes with the common stock but votes separately as a class to elect two Directors and on any matters affecting the rights of the Preferred Stock.

7. SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On November 3, 2003, a dividend of $0.075 per share was declared to common shareholders payable December 1, 2003 to shareholders of record on November 14, 2003.

On December 1, 2003, a dividend of $0.075 per share was declared to common shareholders payable December 31, 2003 to shareholders of record on December 12, 2003.







14 Municipal Advantage Fund Annual Report | 10.31.03 |

Municipal Advantage Fund Inc. Financial Highlights


For a share of common stock outstanding throughout each year:

Year ended October 31,             2003        2002        2001        2000         1999
                                 --------    --------    --------    --------     --------
Net asset value,
beginning of year                $  14.84    $  14.82    $  13.75    $  13.18     $  15.23
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:

Net investment income                0.91        0.99        1.03        1.05         1.05
--------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments and
futures contracts                    0.15       (0.03)       1.04        0.60        (2.04)
--------------------------------------------------------------------------------------------
Total from investment
operations                           1.06        0.96        2.07        1.65        (0.99)
--------------------------------------------------------------------------------------------
DIVIDENDS ON PREFERRED
STOCK FROM NET
INVESTMENT INCOME                   (0.08)      (0.11)      (0.26)      (0.32)       (0.26)
--------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets applicable to
common shareholders resulting
from investment operations           0.98        0.85        1.81        1.33        (1.25)
--------------------------------------------------------------------------------------------
DIVIDENDS TO COMMON
SHAREHOLDERS FROM NET
INVESTMENT INCOME                   (0.89)      (0.83)      (0.74)      (0.76)       (0.80)
--------------------------------------------------------------------------------------------
Net asset value, end of year     $  14.93    $  14.84    $  14.82    $  13.75     $  13.18
--------------------------------------------------------------------------------------------
Market price, end of year        $  13.57    $  13.04    $  13.05    $ 11.375     $  11.75
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (1)          11.0%        6.4%       20.4%        3.4%       (11.6)%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to
common shareholders,
end of year (000's)              $108,315    $107,673    $107,534    $ 99,778     $ 95,663
--------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (2)(3)            1.35%       1.38%       1.34%       1.44%        1.36%
--------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (2)            6.09%       6.83%       7.17%       7.89%        7.22%
--------------------------------------------------------------------------------------------
Asset coverage per share
of preferred stock               $148,442    $147,846    $147,707    $140,473     $136,768
--------------------------------------------------------------------------------------------
Portfolio turnover                     23%         37%         25%         27%          22%
--------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the year and a sale at the current market price on the last day of each year reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1f in Notes to Financial Statements)




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                          | 10.31.03 | Municipal Advantage Fund Annual Report 15

MUNICIPAL ADVANTAGE FUND INC. REPORT OF INDEPENDENT AUDITORS



TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF MUNICIPAL ADVANTAGE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of Municipal Advantage Fund Inc. (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets applicable to common shareholders for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 16, 2003







16 Municipal Advantage Fund Annual Report | 10.31.03 |

MUNICIPAL ADVANTAGE FUND INC.



TAX INFORMATION (unaudited):

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year end (October 31, 2003) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Accordingly, the Fund is advising that substantially all dividends paid from net investment income during the tax year ended October 31, 2003 were federally exempt interest dividends, although the Fund did invest in securities which paid interest subject to the federal alternative minimum tax during the tax year. The percentage of dividends paid from net investment income subject to such tax was 35.5%. Additionally, the Fund invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, 0.18% of the Fund's dividends paid during the fiscal year are taxable. Per share dividends for the tax year ended October 31, were:

      DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME      $0.885

      DIVIDENDS ON PREFERRED STOCK FROM NET INVESTMENT INCOME          $549.90

Since the Fund's tax year is not the calendar year, another notification will be sent with respect to calendar year 2003. In January 2004, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends received in calendar 2003. The amount that will be reported, will be the amount to be used on your 2003 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended October 31, 2003. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the income received from the Fund. An allocation of interest income by state will also be provided which may be of value in reducing a shareholder's state or local tax liability, if any.


--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN:

The Fund has a Dividend Reinvestment and Cash Purchase Plan (the "Plan") in which all dividends and distributions paid to Common Stockholders are automatically reinvested in additional shares of the Fund (unless a shareholder elects to receive cash). EquiServe L.P. ( the "Plan Agent") serves as agent for the holders of Common Stock in administering the Plan. Subsequent to the Fund paying a dividend and/or distribution, the Plan Agent, as agent for the participants, receives cash and uses it to purchase Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund does not issue any new shares of Common Stock in connection with the Plan. The Plan Agent's fees for the provision of services in connection with the reinvestment of dividends and distributions is paid by the Fund. Each participant also pays a pro rata share of the brokerage commission incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment. The receipt of dividends and distributions under the Plan does not relieve participants of any income tax which may be payable on such dividends or distributions. Participation in the Plan may be terminated at any time by written notice to the Plan Agent. Participants also have an option to make additional cash payments to the Plan Agent for the purchase of Common Stock with a minimum investment of $250. All correspondence concerning the Plan including requests for additional information or requests to be included or excluded from the Plan should be addressed to the applicable bank, broker-dealer or other nominee or in the case of shareholders whose shares are registered in their own name to EquiServe L.P., Post Office Box 8200, Boston, Massachusetts 02266 or by calling 1-800-426-5523.


--------------------------------------------------------------------------------
OTHER INFORMATION:

Since October 31, 2002, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the person primarily responsible for the day-to-day management of the Fund's portfolio.





                          | 10.31.03 | Municipal Advantage Fund Annual Report 17

MUNICIPAL ADVANTAGE FUND INC. BOARD OF DIRECTORS


BOARD OF DIRECTORS

NAME, POSITION(S)
HELD WITH FUND, AGE AND
ADDRESS                                                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------

STEPHEN TREADWAY, DIRECTOR, CHAIRMAN,                   Managing   Director,    Allianz   Dresdner   Asset
CHAIRMAN OF THE BOARD                                   Management of America L.P.;  Managing Director and
1345 Avenue of the Americas                             Chief  Executive  Officer,   PIMCO  Advisors  Fund
New York, NY 10105                                      Management  LLC;   Managing   Director  and  Chief
Age: 56                                                 Executive  Officer,  PIMCO  Advisors  Distributors
DIRECTOR SINCE: 1997                                    LLC;  Member of the Board of Management of Allianz
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT    Dresdner  Asset   Management  Gmbh;  Mr.  Treadway
2005 ANNUAL MEETING OF SHAREHOLDERS.                    serves as a  director/trustee  and  holds  various
DIRECTOR/TRUSTEE OF 53 FUNDS IN FUND COMPLEX            executive  officer  positions in  connection  with
DIRECTOR/TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX    Allianz   Dresdner  Asset  Management  of  America
                                                        L.P.'s  affiliated  open-  and  closed-end  mutual
                                                        funds.

PAUL BELICA, DIRECTOR                                   Trustee of fifteen open- and closed-end management
1345 Avenue of the Americas                             investment   companies   affiliated  with  Allianz
New York, NY 10105                                      Dresdner   Asset   Management   of  America  L.P.;
Age: 82                                                 Manager,  Stratigos Fund,  L.L.C.,  Whistler Fund,
TRUSTEE SINCE: 2003                                     L.L.C.,  Xanthus Fund,  L.L.C., and Wynstone Fund,
TERM OF OFFICE: AFTER INITIAL TERM, EXPECTED TO         L.L.C.;  Director,  Student  Loan  Finance  Corp.,
STAND FOR ELECTION AT 2004 ANNUAL MEETING               Education Loans, Inc., Goal Funding,  Inc., Surety
OF SHAREHOLDERS.                                        Loan  Funding  Inc.;  Formerly,  Advisor,  Salomon
TRUSTEE OF 16 FUNDS IN FUND COMPLEX                     Smith Barney, Inc.; Director, The Central European
TRUSTEE OF 2 FUNDS OUTSIDE OF FUND COMPLEX              Value Fund, Inc.; Deck House Inc.

ROBERT E. CONNOR, DIRECTOR                              Trustee   of   seventeen   open-  and   closed-end
1345 Avenue of the Americas                             management  investment  companies  affiliated with
New York, NY 10105                                      Allianz  Dresdner Asset Management of America L.P.
Age: 69                                                 Corporate  Affairs  Consultant.  Formerly,  Senior
Director since: 2000                                    Vice  President,  Corporate  Office,  Smith Barney
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT    Inc.
2004 ANNUAL MEETING OF SHAREHOLDERS.
DIRECTOR/TRUSTEE OF 18 FUNDS IN FUND COMPLEX
DIRECTOR/TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

RAYMOND D. HORTON, DIRECTOR                             Professor,  Columbia University Graduate School of
1345 Avenue of the Americas                             Business;  Formerly,  President,  Citizens  Budget
New York, NY 10105                                      Commission, Inc. (1986-1998).
Age: 64
DIRECTOR SINCE: 1994
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT
2006 ANNUAL MEETING OF SHAREHOLDERS.
DIRECTOR/TRUSTEE OF 1 FUND IN FUND COMPLEX
DIRECTOR/TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

WENDY W. LUERS, DIRECTOR                                Founder and President,  The Foundation for a Civil
1345 Avenue of the Americas                             Society,  New  York,  Prague,  Bratislava  (a  non
New York, NY 10105                                      profit    foundation    which   sponsors   various
Age: 63                                                 organizations and programs in the Czech and Slovak
DIRECTOR SINCE: 2001                                    Republics).
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT
2004 ANNUAL MEETING OF SHAREHOLDERS.
DIRECTOR/TRUSTEE OF 1 FUND IN FUND COMPLEX
DIRECTOR/TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX



18 Municipal Advantage Fund Annual Report | 10.31.03

MUNICIPAL ADVANTAGE FUND INC. PRIVACY POLICY



OUR COMMITTMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.






                          | 10.31.03 | Municipal Advantage Fund Annual Report 19

                      [This page intentionally left blank.]

DIRECTORS AND PRINCIPAL OFFICERS

Stephen Treadway
  Director, Chairman, Chairman of the Board
Paul Belica
  Director
Robert E. Connor
  Director
Raymond D. Horton
  Director
Wendy W. Luers
  Director
Brian S. Shlissel
  President & Chief Executive Officer
Matthew Greenwald
  Executive Vice President
Newton B. Schott, Jr.
  Executive Vice President & Secretary
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer


INVESTMENT MANAGER

PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


INVESTMENT ADVISER

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

EquiServe Trust Co. N.A.
Post Office Box 8200
Boston, MA 02266


INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-426-5523.

P I M C O
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ADVISORS









                                                                  MVFCM-AR-10/03

ITEM 2. CODE OF ETHICS As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-426-5523.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to this registrant

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)  Exhibit 99.a - Code of Ethics

(b) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(c) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Municipal Advantage Fund Inc.
              -----------------------------

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date January 2, 2004
--------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date January 2, 2004
--------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date January 2, 2004
--------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date January 2, 2004
--------------------